UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2018 through July 31, 2019


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                                 Pioneer Solutions --
                                 Balanced Fund

--------------------------------------------------------------------------------
                                 Annual Report | July 31, 2019
--------------------------------------------------------------------------------

                                 Ticker Symbols:

                                 Class A PIALX
                                 Class C PIDCX
                                 Class R BALRX
                                 Class Y IMOYX

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-225-6292.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.

                        [LOGO]   Amundi Pioneer
                                 ==============
                               ASSET MANAGEMENT
                       visit us: www.amundipioneer.com/us

Table of Contents

President's Letter                                                            2

Portfolio Management Discussion                                               4

Portfolio Summary                                                            10

Prices and Distributions                                                     11

Performance Update                                                           12

Comparing Ongoing Fund Expenses                                              20

Schedule of Investments                                                      22

Financial Statements                                                         24

Notes to Financial Statements                                                32

Report of Independent Registered Public Accounting Firm                      42

Additional Information                                                       44

Trustees, Officers and Service Providers                                     45

                  Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 1

President's Letter

Since 1928, active portfolio management based on in-depth, fundamental research, has been the foundation of Amundi Pioneer's investment approach. We believe an active management investment strategy is a prudent approach to investing, especially during periods of market volatility, which can result from any number of risk factors, including slow U.S. economic growth, rising interest rates, and geopolitical factors. Of course, in today's global economy, risk factors extend well beyond U.S. borders. In fact, it's not unusual for political and economic issues on the international front to cause or contribute to volatility in U.S. markets.

At Amundi Pioneer, each security under consideration is researched by our team of experienced investment professionals, who communicate directly with the management teams of those companies. At the end of this research process, if we have conviction in a company's business model and management team, and regard the security as a potentially solid investment opportunity, an Amundi Pioneer portfolio manager makes an active decision to invest in that security. The portfolio resulting from these decisions represents an expression of his or her convictions, and strives to balance overall risk and return opportunity.

As an example, the Standard & Poor's 500 Index -- the predominant benchmark for many U.S. Large-Cap Core Equity funds -- has 500 stocks. An Amundi Pioneer portfolio manager chooses to invest in only those companies that he or she believes can offer the most attractive opportunities to pursue the fund's investment objective, thus potentially benefiting the fund's shareowners. This process results in a portfolio that does not own all 500 stocks, but a much narrower universe.

The same active decision to invest in a company is also applied when we decide to sell a security, due to changing fundamentals, valuation concerns, or market risks. We apply this active decision-making across all of our equity, fixed-income, and global portfolios.

Today, as investors, we have many options. It is our view that active management can serve shareholders well not only when markets are thriving, but also during periods of market volatility and uncertainty, thus making it a compelling investment choice. As you consider the many choices today, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

2 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
July 31, 2019

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                  Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 3

Portfolio Management Discussion | 7/31/19

In the following interview, portfolio managers Kenneth Taubes and Marco Pirondini discuss the market environment over the 12-month period ended July 31, 2019, and the investment strategies applied to Pioneer Solutions -- Balanced Fund during the period. Mr. Taubes, Executive Vice President, Chief Investment Officer, U.S., and a portfolio manager at Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), and Mr. Pirondini, Senior Managing Director, Head of Equities, U.S., and a portfolio manager at Amundi Pioneer, are responsible for the day-to-day management of the Fund.

Q     How did the Fund perform over the 12-month period ended July 31, 2019?

A The Fund's Class A shares returned -1.32% at net asset value during the 12-month period ended July 31, 2019, while the Fund's blended benchmark, which is comprised of 60% Morgan Stanley Capital International (MSCI) World ND Index1/40% Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.75%. During the same period, the Fund's market benchmarks, the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.62% and 8.08%, respectively, while the average return of the 464 mutual funds in Morningstar's World Allocation Funds category was 1.30%.

Q Could you characterize the economic and market backdrop during the 12-month period ended July 31, 2019?

A Entering the period in August 2018, robust economic data and corporate earnings results boosted market sentiment for riskier assets, outweighing concerns over increasingly protectionist U.S. trade policy. The markets continued to focus heavily on economic growth and inflation indicators in an effort to glean likely U.S. Federal Reserve (Fed) policy, as the Fed at that time was in the process of tightening monetary conditions by raising interest rates, having done so twice in the first half of 2018. The general expectation among market participants was for two additional quarter-point federal funds rate increases by year-end, for a total of four in 2018. Treasury yields rose in advance of the Fed's September 25, 2018, meeting, after which the Fed increased the upper band for the benchmark overnight lending rate

1 The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

4 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 from 2.00% to 2.25%. Meanwhile, equities continued to grind higher and credit-oriented segments of the bond market performed well through September of 2018.

      Conditions reversed in the fourth quarter of 2018, however, and it proved to be one of the most challenging three-month periods for investors since the end of the financial crisis in March of 2009. A number of issues converged to produce exceptionally poor returns for riskier assets heading into the end of the calendar year. Escalating trade tensions between the U.S. and some of its key trading partners, especially China, with associated implications for economic growth and corporate profit margins, was perhaps the biggest issue, followed by an inverted yield curve, which raised fears of a recession. (An inverted yield curve occurs when longer-term rates dip below shorter-term rates.) Other factors plaguing the markets during that timeframe included concerns that the Fed would "overshoot" and raise interest rates too high after it did so again in December, and the spectre of a looming U.S. government shutdown. (A shutdown did occur, but it proved short-lived.)

      After the difficult fourth quarter, capped by December's rout in the credit and equity markets, investor sentiment rebounded in January 2019 as Fed Chairman Powell indicated that interest-rate policy was not on a fixed course. Powell's words led market participants to conclude that the Fed was unlikely to raise its benchmark rate again in 2019. The view received further support from the Fed's statement at the end of January that it was prepared to be "patient" on further rate hikes, given "muted inflation pressures." In addition, positive readouts from employment and manufacturing data helped boost risk sentiment at the beginning of the new calendar year.

      Despite some interim volatility, credit-sensitive and other riskier assets generally maintained a firm tone through the end of April 2019. In May, however, President Trump's announcement of plans to institute a 25% tariff on some $200 billion worth of Chinese goods -- an indication that a trade deal between the two countries was not going to be as easy to achieve as the market initially believed -- led to another brief market downturn. At that point, the Fed signaled a willingness to implement one or more cuts in the federal funds rate before the end of 2019. The Fed's continued softer tone on monetary policy spurred a strong rally in bonds over the final weeks of the 12-month period. The Treasury yield curve finished the period significantly lower along its length, and steepened as the short end of the curve responded to expectations of reductions in the Fed's benchmark overnight lending rate.

                  Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 5

      Over the full 12-month period ended July 31, 2019, global equities in aggregate returned 3.62%, as measured by the MSCI World Index. The U.S. equity market returned 7.99%, as measured by the Standard & Poor's 500 Index; developed market international equities returned -2.60%, as measured by the MSCI Europe, Australasia, Far East Index; and emerging markets equities returned -2.18%, as indicated by the MSCI Emerging Markets Index.

      Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged measure of the U.S. bond market, registered a positive return of 8.08%, outpacing the performance of many equity markets.

Q What were the considerations and tactical shifts applied to the Fund in allocating assets during the 12-month period ended July 31, 2019, and how did your investment decisions affect the Fund's performance?

A A key detractor from the Fund's performance during the very difficult fourth quarter of 2018 was the portfolio's risk posture, as we had allocated roughly 60% of total assets to equities. Positioning within the Fund's equity allocation also detracted from performance; specifically, a geographic preference for European and emerging markets equities pressured returns. In addition, our valuation-based bias towards stocks in the capital goods segment of the industrials sector proved to be a performance detractor as investors became increasingly concerned about slowing economic growth and the possibility of recession. Ultimately, our decision to underweight the Fund to fixed-income assets throughout the 12-month period also weighed on returns as U.S. Treasury yields declined and the Fed continuously pivoted to a more accommodative stance on monetary policy, and even cut interest rates towards the end of the period.

      As 2019 progressed, we adopted a more cautious positioning in the portfolio as global macroeconomic conditions showed signs of deterioration. The overall split between underlying equity and fixed-income funds remained relatively stable, with a modest increase in the allocation to underlying fixed-income funds. However, the equity weightings within some of the underlying Pioneer funds in which the Fund invested declined significantly given the heightened risks arising out of the U.S.-China trade conflict. The reduced equity exposure within the underlying funds initially aided the Fund's performance as stocks dipped in May on the aforementioned threat of increased U.S. tariffs on Chinese goods.

      However, the reduced equity positions in the underlying funds ultimately constrained the Fund's performance as stocks recovered the ground they lost in May over the latter weeks of the 12-month period.

6 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

      Within fixed income, the Fund's underweight posture with respect to duration was another performance detractor as Treasury yields declined even further towards the end of the 12-month period. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.)

Q Did the Fund invest in any derivative securities during the 12-month period ended July 31, 2019? If so, did the derivatives have an effect on the Fund's performance?

A Tactical derivative usage does not constitute a component of the Fund's investment strategy. While the Fund may invest in derivatives, it did not do so during the 12-month period.

Q What factors are you watching most closely as you determine investment strategy for the Fund going forward?

A It is our view that the current risks to the global economy stemming from ongoing geopolitical and trade issues warrant a more defensive portfolio posture until those concerns abate. However, this does not mean we are transitioning additional Fund assets into fixed-income investments, as we find the asset class relatively unattractive. The combination of severely compressed credit spreads and declining nominal yields constitutes a questionable return proposition for fixed-income investments when evaluating whether the Fund can receive appropriate compensation for underwriting risk. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.)

      We believe equities, and in particular stocks with high and sustainable dividend yields*, appear to offer more compelling value relative to debt instruments. Therefore, given the available alternatives, we are maintaining the portfolio's tilt towards equities, while implementing a cautious approach within the asset class.

*     Dividends are not guaranteed.

                  Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 7

Please refer to the Schedule of Investments on pages 22-23 for a full listing of fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund is a "fund-of-funds" which seeks to achieve its investment objectives by investing primarily in funds managed by Amundi Pioneer, rather than making direct investments in securities. The Fund's performance depends on the adviser's skill in determining the strategic asset allocations, the mix of underlying funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. In addition to the Fund's operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. Each of the underlying funds has its own investment risks.

At times, the Fund's investments may represent industries or sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investments in equity securities are subject to price fluctuation.

When interest rates rise, the prices of fixed income securities held by the underlying funds will generally fall. Conversely, when interest rates fall, the prices of fixed income securities held by underlying funds will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Some of the underlying funds may invest in real estate investment trust (REIT) securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Fund may invest in underlying funds with exposure to commodities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, factors affecting a particular industry or commodity, international economic, political and regulatory developments, supply and demand, and governmental regulatory policies.

8 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

The Fund may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Derivatives may have a leveraging effect on the Fund.

The Fund may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

Some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an underlying fund's investments decline in value. Some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The value of the investments held by the Fund for cash management or temporary defensive purposes may be affected by market risks, changing interest rates, and by changes in credit ratings of the investments. If the Fund holds cash uninvested, the Fund will not earn income on the cash and the Fund's yield will go down. These risks may increase share price volatility.

There is no assurance that these and other strategies used by the Fund will be successful. Please see the prospectus for a more complete discussion of the Fund's risks.

Before making an investment in any fund, you should consider all the risks associated with it.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                  Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 9

Portfolio Summary | 7/31/19

                               Asset Allocations
--------------------------------------------------------------------------------
(As a percentage of total investments)*

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Balanced/Flexible                                                          46.1%
International Equities                                                     22.1%
Fixed Income                                                               18.7%
U.S. Equities                                                              13.1%

Actual Portfolio Holdings
--------------------------------------------------------------------------------
(As a percentage of total investments)*

Balanced/Flexible
--------------------------------------------------------------------------------
Pioneer Multi-Asset Income Fund Class K                                   28.95%
--------------------------------------------------------------------------------
Pioneer Flexible Opportunities Fund Class K                               17.12
--------------------------------------------------------------------------------
International Equities
--------------------------------------------------------------------------------
Pioneer International Equity Fund Class Y                                 11.42%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                        10.66
--------------------------------------------------------------------------------
Fixed Income
--------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income
 Fund Class K                                                              9.27%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      6.11
--------------------------------------------------------------------------------
Pioneer ILS Interval Fund                                                  3.17
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                  0.20
--------------------------------------------------------------------------------
U.S. Equities
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class K                                           4.10%
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class K                                         3.12
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.11
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class K                                    2.77
--------------------------------------------------------------------------------

Annual and semiannual reports for the underlying Pioneer funds may be obtained on the funds' web page(s) at www.amundipioneer.com/us.

* Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.

10 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Prices and Distributions | 7/31/19

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                    7/31/19                     7/31/18
--------------------------------------------------------------------------------
       A                        $11.29                      $12.12
--------------------------------------------------------------------------------
       C                        $10.32                      $11.12
--------------------------------------------------------------------------------
       R                        $11.19                      $12.04
--------------------------------------------------------------------------------
       Y                        $11.46                      $12.29
--------------------------------------------------------------------------------

Distributions per Share: 8/1/18-7/31/19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Net Investment         Short-Term             Long-Term
      Class          Income             Capital Gains          Capital Gains
--------------------------------------------------------------------------------
       A             $0.3401                $ --                 $0.2737
--------------------------------------------------------------------------------
       C             $0.2436                $ --                 $0.2737
--------------------------------------------------------------------------------
       R             $0.3249                $ --                 $0.2737
--------------------------------------------------------------------------------
       Y             $0.3577                $ --                 $0.2737
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) World ND Index is an unmanaged measure of the performance of stock markets in the developed world. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-19.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 11

Performance Update | 7/31/19                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions -- Balanced Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index, and the Fund's blended benchmark.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                         60% MSCI
                                                         World ND
                                                         Index and
                                                         40% BBG
                                                         Barclays U.S.
                                                         Aggregate
          Pioneer                       Bloomberg        Bond Index
          Solutions -                   Barclays U.S.    (Current
          Balanced       MSCI World     Aggregate        Blended
          Fund           ND Index       Bond Index       Benchmark)
7/09      $ 9,425        $10,000        $10,000          $10,000
7/10      $10,675        $10,983        $10,891          $10,986
7/11      $12,053        $13,019        $11,374          $12,414
7/12      $12,020        $12,761        $12,199          $12,682
7/13      $13,740        $15,727        $11,967          $14,281
7/14      $15,181        $18,237        $12,442          $15,870
7/15      $15,686        $19,135        $12,793          $16,534
7/16      $15,355        $19,048        $13,552          $16,922
7/17      $16,436        $22,118        $13,483          $18,479
7/18      $17,058        $24,745        $13,375          $19,724
7/19      $16,833        $25,641        $14,456          $20,859

Average Annual Total Returns
(As of July 31, 2019)
---------------------------------------------------------------------------------------------
                             Public                  Bloomberg        60% MSCI World ND
                 Net Asset   Offering                Barclays         Index/40% Bloomberg
                 Value       Price      MSCI World   U.S. Aggregate   Barclays U.S. Aggregate
Period           (NAV)       (POP)      ND Index     Bond Index       Bond Index
---------------------------------------------------------------------------------------------
10 years          5.97%       5.35%     9.87%        3.75%            7.63%
5 years           2.09        0.89      7.05         3.05             5.62
1 year           -1.32       -6.99      3.62         8.08             5.75
---------------------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2018)
----------------------------------------------
Gross
----------------------------------------------
1.24%
----------------------------------------------

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of the maximum 5.75% sales charge. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

(Please see the following page for additional performance and expense disclosure)

12 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for a more recent expense ratio. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Amundi Pioneer became directly responsible for portfolio management of the Fund. The performance shown for all periods reflects the investment strategies employed during those periods.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 13

Performance Update | 7/31/19                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions -- Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index, and the Fund's blended benchmark.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                        60% MSCI
                                                        World ND
                                                        Index and
                                                        40% BBG
                                                        Barclays U.S.
                                                        Aggregate
          Pioneer                      Bloomberg        Bond Index
          Solutions -                  Barclays U.S.    (Current
          Balanced       MSCI World    Aggregate        Blended
          Fund           ND Index      Bond Index       Benchmark)
7/09      $10,000        $10,000       $10,000          $10,000
7/10      $11,243        $10,983       $10,891          $10,986
7/11      $12,606        $13,019       $11,374          $12,414
7/12      $12,470        $12,761       $12,199          $12,682
7/13      $14,161        $15,727       $11,967          $14,281
7/14      $15,535        $18,237       $12,442          $15,870
7/15      $15,945        $19,135       $12,793          $16,534
7/16      $15,498        $19,048       $13,552          $16,922
7/17      $16,468        $22,118       $13,483          $18,479
7/18      $16,977        $24,745       $13,375          $19,724
7/19      $16,614        $25,641       $14,456          $20,859

Average Annual Total Returns
(As of July 31, 2019)
---------------------------------------------------------------------------------------
                                               Bloomberg        60% MSCI World ND
                                               Barclays         Index/40% Bloomberg
              If       If         MSCI World   U.S. Aggregate   Barclays U.S. Aggregate
Period        Held     Redeemed   ND Index     Bond Index       Bond Index
---------------------------------------------------------------------------------------
10 years       5.21%    5.21%     9.87%        3.75%            7.63%
5 years        1.35     1.35      7.05         3.05             5.62
1 year        -2.14    -2.14      3.62         8.08             5.75
---------------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2018)
-----------------------------------------------
Gross
-----------------------------------------------
1.94%
-----------------------------------------------

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

(Please see the following page for additional performance and expense disclosure)

14 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for a more recent expense ratio. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Amundi Pioneer became directly responsible for portfolio management of the Fund. The performance shown for all periods reflects the investment strategies employed during those periods.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 15

Performance Update | 7/31/19                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions -- Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index, and the Fund's blended benchmark.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                        60% MSCI
                                                        World ND
                                                        Index and
                                                        40% BBG
                                                        Barclays U.S.
                                                        Aggregate
          Pioneer                       Bloomberg       Bond Index
          Solutions -                   Barclays U.S.   (Current
          Balanced        MSCI World    Aggregate       Blended
          Fund            ND Index      Bond Index      Benchmark)
7/09      $10,000         $10,000       $10,000         $10,000
7/10      $11,326         $10,983       $10,891         $10,986
7/11      $12,788         $13,019       $11,374         $12,414
7/12      $12,753         $12,761       $12,199         $12,682
7/13      $14,579         $15,727       $11,967         $14,281
7/14      $16,107         $18,237       $12,442         $15,870
7/15      $16,643         $19,135       $12,793         $16,534
7/16      $16,253         $19,048       $13,552         $16,922
7/17      $17,373         $22,118       $13,483         $18,479
7/18      $17,980         $24,745       $13,375         $19,724
7/19      $17,685         $25,641       $14,456         $20,859

Average Annual Total Returns
(As of July 31, 2019)
--------------------------------------------------------------------------------
                                        Bloomberg        60% MSCI World ND
               Net Asset                Barclays         Index/40% Bloomberg
               Value       MSCI World   U.S. Aggregate   Barclays U.S. Aggregate
Period         (NAV)       ND Index     Bond Index       Bond Index
--------------------------------------------------------------------------------
10 years        5.87%      9.87%        3.75%            7.63%
5 years         1.89       7.05         3.05             5.62
1 year         -1.64       3.62         8.08             5.75
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2018)
----------------------------------------------
              Gross          Net
----------------------------------------------
              1.53%          1.48%
----------------------------------------------

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

(Please see the following page for additional performance and expense disclosure)

16 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2019, for Class R shares. There can be no assurance that Amundi Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

Please see the financial highlights for a more recent expense ratio. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Amundi Pioneer became directly responsible for portfolio management of the Fund. The performance shown for all periods reflects the investment strategies employed during those periods.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 17

Performance Update | 7/31/19                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions -- Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Bloomberg Barclays U.S. Aggregate Bond Index, and the Fund's blended benchmark.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                                          60% MSCI
                                                          World ND
                                                          Index and
                                                          40% BBG
                                                          Barclays U.S.
                                                          Aggregate
          Pioneer                         Bloomberg       Bond Index
          Solutions -                     Barclays U.S.   (Current
          Balanced       MSCI World       Aggregate       Blended
          Fund           ND Index         Bond Index      Benchmark)
7/09      $5,000,000     $ 5,000,000      $5,000,000      $ 5,000,000
7/10      $5,687,536     $ 5,491,698      $5,445,506      $ 5,493,184
7/11      $6,447,928     $ 6,509,734      $5,687,058      $ 6,207,074
7/12      $6,447,831     $ 6,380,628      $6,099,602      $ 6,340,903
7/13      $7,394,258     $ 7,863,314      $5,983,404      $ 7,140,356
7/14      $8,184,317     $ 9,118,644      $6,220,895      $ 7,935,072
7/15      $8,481,133     $ 9,567,701      $6,396,578      $ 8,267,071
7/16      $8,323,864     $ 9,523,799      $6,776,218      $ 8,460,762
7/17      $8,933,605     $11,058,898      $6,741,337      $ 9,239,554
7/18      $9,285,619     $12,372,631      $6,687,398      $ 9,862,024
7/19      $9,179,681     $12,820,635      $7,227,793      $10,429,413

Average Annual Total Returns
(As of July 31, 2019)
--------------------------------------------------------------------------------
                                        Bloomberg        60% MSCI World ND
               Net Asset                Barclays         Index/40% Bloomberg
               Value       MSCI World   U.S. Aggregate   Barclays U.S. Aggregate
Period         (NAV)       ND Index     Bond Index       Bond Index
--------------------------------------------------------------------------------
10 years        6.26%      9.87%        3.75%            7.63%
5 years         2.32       7.05         3.05             5.62
1 year         -1.14       3.62         8.08             5.75
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2018)
--------------------------------------------------
Gross
--------------------------------------------------
1.07%
--------------------------------------------------

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

(Please see the following page for additional performance and expense disclosure)

18 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for a more recent expense ratio. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Amundi Pioneer became directly responsible for portfolio management of the Fund. The performance shown for all periods reflects the investment strategies employed during those periods.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 19

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on actual returns from February 1, 2019 through July 31, 2019.

-----------------------------------------------------------------------------------------
Share Class                          A              C              R              Y
-----------------------------------------------------------------------------------------
Beginning Account                 $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 2/1/19
-----------------------------------------------------------------------------------------
Ending Account Value              $1,034.82      $1,030.00      $1,033.30      $1,036.16
(after expenses)
on 7/31/19
-----------------------------------------------------------------------------------------
Expenses Paid                         $2.27          $5.99          $3.93          $1.36
During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.45%, 1.19%, 0.78% and 0.27%, for Class A, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses
      (AFFE). If AFFE estimates were included, expenses paid during the period would have been $5.65, $9.36, $7.31 and $4.75 for Class A, Class C, Class R and Class Y shares, respectively, based on the respective expense ratio for each class of 1.12%, 1.86%, 1.45% and 0.94% .

20 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2019 through July 31, 2019.

-----------------------------------------------------------------------------------------
Share Class                          A              C              R              Y
-----------------------------------------------------------------------------------------
Beginning Account                 $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 2/1/19
-----------------------------------------------------------------------------------------
Ending Account Value              $1,022.56      $1,018.89      $1,020.93      $1,023.46
(after expenses)
on 7/31/19
-----------------------------------------------------------------------------------------
Expenses Paid                         $2.26          $5.96          $3.91          $1.35
During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.45%, 1.19%, 0.78% and 0.27%, for Class A, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses
      (AFFE). If AFFE estimates were included, expenses paid during the period would have been $5.61, $9.30, $7.25 and $4.71 for Class A, Class C, Class R and Class Y shares, respectively, based on the respective expense ratio for each class of 1.12%, 1.86%, 1.45% and 0.94% .

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 21

Schedule of Investments | 7/31/19

---------------------------------------------------------------------------------------------------------------------------
                                                                Change
                                                                in Net
                                              Net               Unrealized       Capital
                                              Realized          Appreciation     Gain            Dividend
Shares                                        Gain (Loss)       (Depreciation)   Distributions   Income        Value
---------------------------------------------------------------------------------------------------------------------------
               AFFILIATED ISSUERS -- 96.60%*
               MUTUAL FUNDS -- 99.60%
    90,814     Pioneer Bond Fund Class K      $   284,233       $     48,056     $        --     $   273,877   $    889,981
   910,084     Pioneer Core Equity Fund        (4,122,550)        (1,474,984)      4,811,818         346,284     17,537,320
                 Class K
   381,281     Pioneer Equity Income Fund        (277,316)         1,055,584         325,258         329,432     13,341,018
                 Class K
 6,139,388     Pioneer Flexible Opportunities    (107,112)        (9,210,195)      6,826,157       1,057,770     73,181,510
                 Fund Class K
   436,059     Pioneer Fund Class Y              (258,696)         1,279,109         743,068          99,787     13,278,000
   457,912     Pioneer Fundamental Growth           7,921            846,373              --              --     11,841,597
                 Fund Class K
 3,248,792     Pioneer Global Equity Fund         245,847         (7,278,552)      4,037,865         522,107     45,580,558
                 Class K
 2,344,681     Pioneer International Equity     2,703,662        (12,787,318)      2,027,342       1,507,086     48,839,703
                 Fund Class Y
11,131,539     Pioneer Multi-Asset Income         (416,431)       (8,167,168)             --       7,185,993    123,782,710
                 Fund Class K
 3,988,696     Pioneer Multi-Asset Ultrashort    (252,796)            84,689              --       1,256,647     39,647,634
                 Income Fund Class K
 2,405,301     Pioneer Strategic Income
               Fund Class K                      (137,025)         1,533,950              --         930,572     26,097,514
               Other affiliated securities     (2,348,152)           309,259         953,751         289,762             --
                 not held at period end
---------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN AFFILIATED ISSUERS -- 99.8%
               (Cost $412,169,067)            $(4,678,415)      $(33,761,197)    $19,725,259     $13,799,317   $414,017,545
---------------------------------------------------------------------------------------------------------------------------
               AFFILIATED ISSUERS -- 3.2%*
               CLOSED-END FUNDS -- 3.2% of Net Assets
 1,554,404     Pioneer ILS Interval Fund               --         (1,678,756)             --         861,451     13,554,404
               Other affiliated securities
                 CLOSED-END FUND
                 not held at period end           (69,623)                --              --          16,762             --
---------------------------------------------------------------------------------------------------------------------------
               TOTAL CLOSED-END FUNDS
               (Cost $15,000,000)             $   (69,623)      $ (1,678,756)    $        --     $   878,213   $ 13,554,404
---------------------------------------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.2%                                                            $  1,001,414
---------------------------------------------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                                                                      $428,573,363
===========================================================================================================================

* Affiliated funds managed by Amundi Pioneer Asset Management, Inc., (the "Adviser").

The accompanying notes are an integral part of these financial statements.

22 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2019, aggregated $200,101,486 and $230,594,586, respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which the Adviser, serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the year ended July 31, 2019, the Fund did not engage in cross trade activity.

At July 31, 2019, the net unrealized depreciation on investments based on cost for federal tax purposes of $428,861,367 was as follows:

     Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost                                 $ 21,435,420
     Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value                                  (22,724,838)
                                                                                ------------
     Net unrealized depreciation                                                $ (1,289,418)
                                                                                ============

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

  Level 1 - quoted prices in active markets for identical securities.

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------
                                      Level 1         Level 2        Level 3    Total
----------------------------------------------------------------------------------------------
Affiliated Mutual Funds               $414,017,545    $        --    $ --       $414,017,545
Affiliated Closed-End Funds                     --     13,554,404      --         13,554,404
----------------------------------------------------------------------------------------------
Total                                 $414,017,545    $13,554,404    $ --       $427,571,949
==============================================================================================

During the year ended July 31, 2019, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 23

Statement of Assets and Liabilities | 7/31/19

ASSETS:
  Investments in securities of affiliated funds, at value (cost $427,169,067)            $427,571,949
  Cash                                                                                         57,411
  Receivables --
     Investment securities sold                                                               730,834
     Fund shares sold                                                                          13,393
     Dividends                                                                                789,228
  Other assets                                                                                    339
-----------------------------------------------------------------------------------------------------
       Total assets                                                                      $429,163,154
=====================================================================================================
LIABILITIES:
  Payables --
     Fund shares repurchased                                                             $    436,463
     Trustees' fees                                                                             1,359
     Transfer agent fees                                                                       49,179
     Printing expenses                                                                         17,999
     Professional fees                                                                         33,321
  Due to affiliates                                                                            24,747
  Accrued expenses                                                                             26,723
-----------------------------------------------------------------------------------------------------
       Total liabilities                                                                 $    589,791
=====================================================================================================
NET ASSETS:
  Paid-in capital                                                                        $411,872,456
  Distributable earnings                                                                   16,700,907
-----------------------------------------------------------------------------------------------------
       Net assets                                                                        $428,573,363
=====================================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $349,504,874/30,955,820 shares)                                      $      11.29
  Class C (based on $76,524,377/7,411,810 shares)                                        $      10.32
  Class R (based on $982,051/87,752 shares)                                              $      11.19
  Class Y (based on $1,562,061/136,253 shares)                                           $      11.46
MAXIMUM OFFERING PRICE PER SHARE:
  Class A (based on $11.29 net asset value per share/100%-5.75%
     maximum sales charge)                                                               $      11.98
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Statement of Operations

For the Year Ended 7/31/19

INVESTMENT INCOME:
  Dividend income from underlying affiliated funds                             $ 14,677,530
  Interest                                                                           37,468
--------------------------------------------------------------------------------------------
       Total Investment Income                                                 $ 14,714,998
--------------------------------------------------------------------------------------------
EXPENSES:
  Administrative expense                                                       $    227,103
  Transfer agent fees
     Class A                                                                        229,996
     Class C                                                                         53,821
     Class R                                                                          3,768
     Class Y                                                                          2,379
  Distribution fees
     Class A                                                                        910,095
     Class C                                                                        864,029
     Class R                                                                          6,602
  Shareowner communications expense                                                 142,510
  Custodian fees                                                                      7,213
  Registration fees                                                                  87,160
  Professional fees                                                                  59,074
  Printing expense                                                                   53,256
  Trustees' fees                                                                     10,527
  Insurance expense                                                                   6,248
  Miscellaneous                                                                       9,686
--------------------------------------------------------------------------------------------
     Total expenses                                                            $  2,673,467
     Less fees waived and expenses reimbursed by the Adviser                         (3,268)
--------------------------------------------------------------------------------------------
     Net expenses                                                              $  2,670,199
--------------------------------------------------------------------------------------------
       Net investment income                                                   $ 12,044,799
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Underlying affiliated funds                                               $ (4,748,038)
     Capital gain on distributions from underlying affiliated funds              19,725,259
--------------------------------------------------------------------------------------------
                                                                               $ 14,977,221
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Underlying affiliated funds                                               $(35,439,953)
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                       $(20,462,732)
--------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $ (8,417,933)
============================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 25

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------------
                                                                    Year                   Year
                                                                    Ended                  Ended
                                                                    7/31/19                7/31/18
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                        $  12,044,799          $  5,396,713
Net realized gain (loss) on investments                                14,977,221            16,947,610
Change in net unrealized appreciation (depreciation)
  on investments                                                      (35,439,953)          (32,505,708)
---------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from operations           $  (8,417,933)         $(10,161,385)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
  Class A ($0.61 and $0.22 per share, respectively)                 $ (19,411,188)         $ (2,088,406)*
  Class C ($0.51 and $0.14 per share, respectively)                    (4,152,900)             (598,301)*
  Class R ($0.59 and $0.21 per share, respectively)                       (64,328)                 (584)*
  Class Y ($0.63 and $0.25 per share, respectively)                       (77,347)              (12,551)*
---------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                             $ (23,705,763)         $ (2,699,842)
---------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange of shares                       $  62,652,210          $ 33,202,911
Shares issued in reorganization**                                              --           384,986,563
Reinvestment of distributions                                          23,230,250             2,600,366
Cost of shares repurchased                                           (124,650,763)          (72,997,033)
---------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
       Fund share transactions                                      $ (38,768,303)         $347,792,807
---------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets                          $ (70,891,999)         $334,931,580
NET ASSETS:***
Beginning of period                                                 $ 499,465,362          $164,533,782
---------------------------------------------------------------------------------------------------------
End of period                                                       $ 428,573,363          $499,465,362
=========================================================================================================

* For the year ended July 31, 2018, distributions to shareowners were presented as net investment income.

**    See Notes to Financial Statements (Note 6).

*** For the year ended July 31, 2018, undistributed net investment income was presented as follows: $3,016,149.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

--------------------------------------------------------------------------------------------------------
                                      Year Ended       Year Ended         Year Ended       Year Ended
                                      7/31/19          7/31/19            7/31/18          7/31/18
                                      Shares           Amount             Shares           Amount
--------------------------------------------------------------------------------------------------------
Class A
Shares sold                            3,984,693       $ 46,169,679        1,605,768       $ 19,524,639
Shares issued in
  reorganization*                             --                 --       23,831,150        301,225,732
Reinvestment of distributions          1,854,341         19,173,928          167,690          2,050,850
Less shares repurchased               (6,415,867)       (72,577,768)      (3,701,538)       (44,937,947)
--------------------------------------------------------------------------------------------------------
     Net increase (decrease)            (576,833)      $ (7,234,161)      21,903,070       $277,863,274
========================================================================================================
Class C
Shares sold                            1,421,159       $ 14,479,540        1,034,953       $ 11,582,589
Shares issued in
  reorganization*                             --                 --        7,074,294         82,274,035
Reinvestment of distributions            412,953          3,923,059           48,111            541,725
Less shares repurchased               (4,701,030)       (49,729,859)      (2,389,184)       (26,730,777)
--------------------------------------------------------------------------------------------------------
     Net increase (decrease)          (2,866,918)      $(31,327,260)       5,768,174       $ 67,667,572
========================================================================================================
Class R
Shares sold                               32,448       $    363,534          106,115       $  1,290,381
Shares issued in
  reorganization*                             --                 --           13,344            167,732
Reinvestment of distributions              6,280             64,328               35                423
Less shares repurchased                  (66,231)          (760,573)          (6,829)           (84,014)
--------------------------------------------------------------------------------------------------------
     Net increase (decrease)             (27,503)      $   (332,711)         112,665       $  1,374,522
========================================================================================================
Class Y
Shares sold                              143,892       $  1,639,457           65,237       $    805,302
Shares issued in
  reorganization*                             --                 --          102,971          1,319,064
Reinvestment of distributions              6,571             68,935              595              7,368
Less shares repurchased                 (140,020)        (1,582,563)        (100,896)        (1,244,295)
--------------------------------------------------------------------------------------------------------
     Net increase                         10,443       $    125,829           67,907       $    887,439
========================================================================================================

*     See Notes to Financial Statements (Note 6).

The accompanying notes are an integral part of these financial statements.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 27

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Year         Year        Year        Year         Year
                                                                       Ended        Ended       Ended       Ended        Ended
                                                                       7/31/19      7/31/18     7/31/17     7/31/16*     7/31/15*
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                   $  12.12     $  11.89    $  11.35    $  12.78     $  12.73
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                                     $   0.32     $   0.20    $   0.17    $   0.20     $   0.29
  Net realized and unrealized gain (loss) on investments                  (0.54)        0.25        0.61       (0.50)        0.12
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                     $  (0.22)    $   0.45    $   0.78    $  (0.30)    $   0.41
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                                $  (0.34)    $  (0.22)   $  (0.24)   $  (0.27)    $  (0.36)
  Net realized gain                                                       (0.27)          --          --       (0.86)          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    $  (0.61)    $  (0.22)   $  (0.24)   $  (1.13)    $  (0.36)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.83)    $   0.23    $   0.54    $  (1.43)    $   0.05
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  11.29     $  12.12    $  11.89    $  11.35     $  12.78
==================================================================================================================================
Total return (b)                                                          (1.32%)       3.79%       7.04%      (2.11)%       3.33%
Ratio of net expenses to average net assets+                               0.45%        0.57%       0.68%       0.67%        0.66%
Ratio of net investment income (loss) to average net assets+               2.82%        1.67%       1.51%       1.77%        2.25%
Portfolio turnover rate                                                      44%         146%         27%         16%          89%
Net assets, end of period (in thousands)                               $349,505     $382,265    $114,528    $125,608     $140,863
==================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

---------------------------------------------------------------------------------------------------------------------------------
                                                                          Year        Year        Year       Year        Year
                                                                          Ended       Ended       Ended      Ended       Ended
                                                                          7/31/19     7/31/18     7/31/17    7/31/16*    7/31/15*
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                      $ 11.12     $  10.92    $ 10.44    $ 11.84     $ 11.82
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                                        $  0.20     $   0.15    $  0.09    $  0.12     $  0.17
  Net realized and unrealized gain (loss) on investments                    (0.49)        0.19       0.55      (0.47)       0.14
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                        $ (0.29)    $   0.34    $  0.64    $ (0.35)    $  0.31
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                                   $ (0.24)    $  (0.14)   $ (0.16)   $ (0.19)    $ (0.29)
  Net realized gain                                                         (0.27)          --         --      (0.86)         --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       $ (0.51)    $  (0.14)   $ (0.16)   $ (1.05)    $ (0.29)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $ (0.80)    $   0.20    $  0.48    $ (1.40)    $  0.02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 10.32     $  11.12    $ 10.92    $ 10.44     $ 11.84
=================================================================================================================================
Total return (b)                                                            (2.14%)       3.09%      6.26%     (2.81)%      2.64%
Ratio of net expenses to average net assets+                                 1.19%        1.27%      1.38%      1.37%       1.35%
Ratio of net investment income (loss) to average net assets+                 1.96%        1.33%      0.84%      1.10%       1.44%
Portfolio turnover rate                                                        44%         146%        27%        16%         89%
Net assets, end of period (in thousands)                                  $76,524     $114,266    $49,277    $59,444     $74,720
=================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 29

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Year        Year       Year       Year        Period Ended
                                                                       Ended       Ended      Ended      Ended       7/1/15 to
                                                                       7/31/19     7/31/18    7/31/17    7/31/16*    7/31/15*
----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                   $12.04      $11.83     $11.30     $12.78      $12.74
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                                     $ 0.23      $ 0.05     $ 0.11     $ 0.15      $ 0.01
  Net realized and unrealized gain (loss) on investments                (0.49)       0.37       0.65      (0.47)       0.03
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                     $(0.26)     $ 0.42     $ 0.76     $(0.32)     $ 0.04
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                                $(0.32)     $(0.21)    $(0.23)    $(0.30)     $   --
  Net realized gain                                                     (0.27)         --         --      (0.86)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    $(0.59)     $(0.21)    $(0.23)    $(1.16)     $   --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $(0.85)     $ 0.21     $ 0.53     $(1.48)     $ 0.04
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $11.19      $12.04     $11.83     $11.30      $12.78
==================================================================================================================================
Total return (b)                                                        (1.64%)      3.49%      6.89%     (2.34)%      0.31%(c)
Ratio of net expenses to average net assets+                             0.78%       0.79%      0.90%      0.90%       0.93%(d)
Ratio of net investment income (loss) to average net assets+             2.05%       0.42%      0.98%      1.28%       0.66%(d)
Portfolio turnover rate                                                    44%        146%        27%        16%         89%
Net assets, end of period (in thousands)                               $  982      $1,388     $   31     $   14      $   10
Ratios with no waiver of fees and assumption of expense by the
  Adviser and no reduction for fees paid indirectly:
  Total expenses to average net assets                                   1.03%       0.86%      1.38%      1.58%       1.00%(d)
  Net investment income (loss) to average net assets                     1.80%       0.35%      0.50%      0.60%       0.58%(d)
==================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)   Not Annualized

(d)   Annualized

The accompanying notes are an integral part of these financial statements.

30 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

----------------------------------------------------------------------------------------------------------------------------------
                                                                            Year        Year       Year       Year        Year
                                                                            Ended       Ended      Ended      Ended       Ended
                                                                            7/31/19     7/31/18    7/31/17    7/31/16*    7/31/15*
----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                        $12.29      $12.06     $11.51     $12.94      $12.88
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                                          $ 0.39      $ 0.26     $ 0.19     $ 0.26      $ 0.37
  Net realized and unrealized gain (loss) on investments                     (0.59)       0.22       0.63      (0.53)       0.09
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                          $(0.20)     $ 0.48     $ 0.82     $(0.27)     $ 0.46
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                                     $(0.36)     $(0.25)    $(0.27)    $(0.30)     $(0.40)
  Net realized gain                                                          (0.27)         --         --      (0.86)         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         $(0.63)     $(0.25)    $(0.27)    $(1.16)     $(0.40)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $(0.83)     $ 0.23     $ 0.55     $(1.43)     $ 0.06
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $11.46      $12.29     $12.06     $11.51      $12.94
==================================================================================================================================
Total return (b)                                                             (1.14%)      3.94%      7.33%     (1.85)%      3.63%
Ratio of net expenses to average net assets+                                  0.27%       0.40%      0.47%      0.40%       0.36%
Ratio of net investment income (loss) to average net assets+                  3.37%       2.14%      1.67%      2.22%       2.92%
Portfolio turnover rate                                                         44%        146%        27%        16%         89%
Net assets, end of period (in thousands)                                    $1,562      $1,547     $  698     $1,107      $1,165
==================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 31

Notes to Financial Statements | 7/31/19

1. Organization and Significant Accounting Policies

Pioneer Solutions - Balanced Fund (the "Fund") is the sole series of Pioneer Asset Allocation Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek long-term capital growth and current income.

The Fund is a "fund of funds". The Fund seeks to achieve its investment objective by investing primarily in other funds ("underlying funds"). The Fund may also invest directly in securities and use derivatives. The Fund invests primarily in funds managed by Amundi Pioneer Asset Management, Inc. The Fund may also invest in securities of unaffiliated mutual funds or exchange-traded funds ("ETFs"). The Fund indirectly pays a portion of the expenses incurred by underlying funds. Consequently, an investment in the Fund entails more direct and indirect expenses than direct investment in the applicable underlying funds.

The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Class R shares commenced operations on July 1, 2015. Class K shares had not commenced operations as of July 31, 2019. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

Amundi Pioneer Asset Management, Inc., an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc., serves as the Fund's investment adviser (the "Adviser"). Amundi Pioneer Distributor, Inc., an affiliate of Amundi Pioneer Asset Management, Inc., serves as the Fund's distributor (the "Distributor").

32 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

In August 2018, the Securities and Exchange Commission ("SEC") released a Disclosure Update and Simplification Final Rule. The Final Rule amends Regulation S-X disclosures requirements to conform them to U.S. Generally Accepted Accounting Principles ("U.S. GAAP") for investment companies. The Fund's financial statements were prepared in compliance with the new amendments to Regulation S-X.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.    Security Valuation

      The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE.

      Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value.

      Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded.

      Shares of closed-end interval funds that offer their shares at net asset value, are valued at such funds' net asset value.

      Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to procedures adopted by the Fund's Board of Trustees. The Adviser's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

      Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 33 if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices, and such differences could be material.

      At July 31, 2019, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.    Investment Income and Transactions

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

      Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

      Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

      Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.    Foreign Currency Translation

      The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

34 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

D.    Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of July 31, 2019, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three fiscal years remain subject to examination by federal and state tax authorities.

      The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

      The tax character of distributions paid during the years ended July 31, 2019 and July 31, 2018, were as follows:

      --------------------------------------------------------------------------
                                                             2019          2018
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                                 $12,789,893    $2,699,842
      Long-term capital gains                          10,915,870            --
      --------------------------------------------------------------------------
          Total                                       $23,705,763    $2,699,842
      ==========================================================================

      The following shows the components of distributable earnings on a federal income tax basis at July 31, 2019:

      --------------------------------------------------------------------------
      Distributable earnings:                                              2019
      --------------------------------------------------------------------------
      Undistributed ordinary income                                 $ 4,827,500
      Undistributed long-term capital gains                          13,162,825
      Other book/tax temporary differences                           (1,692,300)
      Unrealized appreciation/(depreciation)                            402,882
      --------------------------------------------------------------------------
          Total                                                     $16,700,907
      ==========================================================================

      The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are attributable to the tax deferral of losses on wash sales.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 35

E.    Fund Shares

      The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $58,770 in underwriting commissions on the sale of Class A shares during the year ended July 31, 2019.

F.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

      Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G.    Risks

      The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Fund.

      Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more established companies in more developed markets, respectively.

      The Fund may gain exposure to insurance-linked securities by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Fund's investment in Pioneer ILS Interval Fund at July 31, 2019 is listed in the Schedule of Investments.

36 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

      With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund's Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund's custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund's transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund's service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases redemptions or exchanges, or receive distributions, loss of or unauthorized access to private shareowners information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

      The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

The Adviser manages the Fund's portfolio. Effective January 26, 2018, the Fund does not pay a direct management fee to the Adviser. The Fund bears a pro rata portion of the fees and expenses, including management fees, of each underlying fund in which the Fund invests. The Fund invests primarily in funds managed by the Adviser.

Prior to January 26, 2018, the Management fee for the Fund was calculated daily at an annual rate equal to 0.13% of the Fund's average daily net assets up to $2.5 billion; 0.11% of the Fund's average daily net assets over $2.5 billion up to $4 billion; 0.10% of the Fund's average daily net assets over $4 billion up to $5.5 billion; and 0.08% of the Fund's average daily net assets over $5.5 billion.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 37

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,003 payable to the Adviser at July 31, 2019.

The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) of the Fund to the extent required to reduce fund expenses to 0.70%, 1.45% and 0.78% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively. These expense limitations are in effect through December 1, 2019. Prior to January 26, 2018, the Adviser had agreed to limit the ordinary operating expenses of Class R shares to 0.90% of the average daily net assets. There can be no assurance that the Adviser, will extend the expense limitation agreement for a class of shares beyond the date referred to above.

3. Transfer Agent

DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended July 31, 2019, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications
--------------------------------------------------------------------------------
Class A                                                                $117,698
Class C                                                                  22,924
Class R                                                                   1,846
Class Y                                                                      42
--------------------------------------------------------------------------------
Total                                                                  $142,510
================================================================================

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the

38 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $22,744 in distribution fees payable to the Distributor at July 31, 2019.

The Fund also has adopted a separate service plan for Class R shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge ("CDSC"). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended July 31, 2019, CDSCs in the amount of $11,584 were paid to the Distributor.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 39

5. Transactions in Underlying Funds

An affiliated issuer may be considered one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the Fund assumes the following to be affiliated issuers:

---------------------------------------------------------------------------------------------------------
                                                 Beginning     Acquisitions    Dispositions    Ending
Underlying Funds (Affiliated)                    Shares        Shares          Shares          Shares
---------------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                           264,472    2,841,319       (3,014,977)         90,814
Pioneer Core Equity Fund Class K                  2,275,016      275,125       (1,640,057)        910,084
Pioneer Disciplined Value Fund Class Y              311,105      161,161         (472,266)             --
Pioneer Dynamic Credit Fund Class Y               1,094,602        7,221       (1,101,823)             --
Pioneer Equity Income Fund Class K                  136,451      487,984         (243,154)        381,281
Pioneer Flexible Opportunities Fund
 Class K                                          5,659,581      827,585         (347,778)      6,139,388
Pioneer Floating Rate Fund Class Y                  737,280        5,368         (742,648)             --
Pioneer Floating Rate Trust Class Y                      --      110,216         (110,216)             --
Pioneer Fund Class Y                                     --      512,622          (76,563)        436,059
Pioneer Fundamental Growth Fund Class K                  --      462,148           (4,236)        457,912
Pioneer Global Equity Fund Class K                3,467,439      160,002         (378,649)      3,248,792
Pioneer ILS Interval Fund                         1,554,404           --               --       1,554,404
Pioneer International Equity Fund Class Y         2,916,911       79,952         (652,182)      2,344,681
Pioneer Multi-Asset Income Fund Class K          10,493,475    1,131,961         (493,897)     11,131,539
Pioneer Multi-Asset Ultrashort Income
 Fund Class K                                     5,763,145    5,872,807       (7,647,256)      3,988,696
Pioneer Strategic Income Fund Class K             1,716,235    3,818,171       (3,129,105)      2,405,301
==========================================================================================================

Annual and semi-annual reports for the underlying Pioneer funds are available on the funds' web page(s) at www.amundipioneer.com/us

6. Reorganization Information

On January 26, 2018 ("Closing Date"), each of Pioneer Solutions -- Conservative Fund ("Conservative Fund") and Pioneer Solutions -- Growth Fund ("Growth Fund") was reorganized into Pioneer Solutions -- Balanced Fund ("Balanced Fund"). The purpose of these transactions was to combine three funds (managed by the Adviser) with similar investment objectives and strategies.

These tax-free reorganizations were accomplished by exchanging the assets and liabilities of each of Conservative Fund and Growth Fund for shares of Balanced Fund. Shareowners holding Class A, Class C, Class R and Class Y shares of Conservative Fund or Growth Fund received Class A, Class C, Class R and Class Y shares of Balanced Fund, respectively, in the applicable reorganization. The investment portfolios of Conservative Fund and Growth Fund, with aggregate values of $54,077,862 and $300,758,764, respectively and identified costs of $51,906,012 and $249,818,545, respectively at January 26, 2018, were the principal assets acquired by Balanced Fund.

40 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

For financial reporting purposes, assets received and shares issued by Balanced Fund were recorded at net asset value, however, the cost basis of the investments received from Conservative Fund and Growth Fund were carried forward to align ongoing reporting of Balanced Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

The following charts show the details of the reorganizations as of the Closing
Date:

-------------------------------------------------------------------------------------------------------------------------
                            Conservative Fund       Growth Fund             Balanced Fund           Balanced Fund
                            (Pre-Reorganization)    (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
-------------------------------------------------------------------------------------------------------------------------
Net Assets
 Class A                    $42,512,512             $258,713,220            $120,717,585            $421,943,317
 Class C                     13,374,507               68,899,528              49,202,929             131,476,964
 Class R                        122,830                   44,902                  92,342                 260,074
 Class Y                        282,732                1,036,332                 665,782               1,984,846
-------------------------------------------------------------------------------------------------------------------------
Total Net Assets            $56,292,581             $328,693,982            $170,678,638            $555,665,201
=========================================================================================================================
Shares Outstanding
 Class A                      3,963,344               18,570,366               9,550,718              33,381,868
 Class C                      1,285,133                5,269,196               4,229,483              11,303,777
 Class R                         11,469                    3,247                   7,345                  20,689
 Class Y                         28,036                   72,720                  51,992                 154,963

-------------------------------------------------------------------------------------------------------------------------
                                                                      Shares Issued             Shares Issued
                           Exchange Ratio         Exchange Ratio      in Reorganization of      in Reorganization of
                           Conservative Fund      Growth Fund         Conservative Fund         Growth Fund
-------------------------------------------------------------------------------------------------------------------------
 Class A                   0.8486                 1.1022              3,363,332                 20,467,818
 Class C                   0.8948                 1.1243              1,150,001                  5,924,293
 Class R                   0.8520                 1.1001                  9,772                      3,572
 Class Y                   0.7873                 1.1125                 22,071                     80,900

-------------------------------------------------------------------------------------------------------------------------
                                                                        Unrealized              Accumulated
                                                                        Appreciation            Gain (Loss) on
                                                                        on Closing Date         Closing Date
-------------------------------------------------------------------------------------------------------------------------
 Balanced                                                               $22,087,752             $(5,549,376)
 Conservative                                                           $ 2,171,849             $(1,464,664)
 Growth                                                                 $50,940,894             $ 9,592,614

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Asset Allocation Trust and the Shareowners of Pioneer Solutions -- Balanced Fund:
--------------------------------------------------------------------------------

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Pioneer Solutions -- Balanced Fund (the "Fund") (one of the funds constituting Pioneer Asset Allocation Trust (the "Trust")), including the schedule of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended (collectively referred to as the "financial statements"). The financial highlights for the periods ended July 31, 2015 and July 31, 2016 were audited by another independent registered public accounting firm whose report, dated September 28, 2016, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of Pioneer Solutions -- Balanced Fund at July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

42 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
We have served as the Fund's auditor since 2017.
September 29, 2019

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 43

ADDITIONAL INFORMATION (unaudited)

For the year ended July 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 18.25%.

44 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Trustees, Officers and Service Providers

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com/us. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except for Ms. Durnin, serves as a Trustee of each of the 43 U.S. registered investment portfolios for which Amundi Pioneer serves as investment adviser (the "Pioneer Funds"). Ms. Durnin serves as a Trustee of 38 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 45

Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Name, Age and Position     Term of Office and                                                  Other Directorships
Held With the Fund         Length of Service              Principal Occupation                 Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (68)       Trustee since 2006.            Private investor (2004 - 2008 and    Director, Broadridge Financial
Chairman of the Board      Serves until a successor       2013 - present); Chairman (2008 -    Solutions, Inc. (investor
and Trustee                trustee is elected or earlier  2013) and Chief Executive Officer    communications and securities
                           retirement or removal.         (2008 - 2012), Quadriserv, Inc.      processing provider for financial
                                                          (technology products for             services industry) (2009 -
                                                          securities lending industry); and    present); Director, Quadriserv,
                                                          Senior Executive Vice President,     Inc. (2005 - 2013); and
                                                          The Bank of New York (financial      Commissioner, New Jersey State
                                                          and securities services)             Civil Service Commission
                                                          (1986 - 2004)                        (2011 - 2015)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (75)         Trustee since 2005.            Managing Partner, Federal City       Director of New York Mortgage
Trustee                    Serves until a successor       Capital Advisors (corporate          Trust (publicly-traded mortgage
                           trustee is elected or earlier  advisory services company)           REIT) (2004 - 2009, 2012 -
                           retirement or removal.         (1997 - 2004 and 2008 - present);    present); Director of The Swiss
                                                          Interim Chief Executive Officer,     Helvetia Fund, Inc. (closed-end
                                                          Oxford Analytica, Inc. (privately    fund) (2010 - 2017); Director of
                                                          held research and consulting         Oxford Analytica, Inc. (2008 -
                                                          company) (2010); Executive Vice      2015); and Director of Enterprise
                                                          President and Chief Financial        Community Investment, Inc.
                                                          Officer, I-trax, Inc. (publicly      (privately-held affordable housing
                                                          traded health care services          finance company) (1985 - 2010)
                                                          company) (2004 - 2007); and
                                                          Executive Vice President and
                                                          Chief Financial Officer, Pedestal
                                                          Inc. (internet-based mortgage
                                                          trading company) (2000 - 2002);
                                                          Private Consultant (1995 - 1997);
                                                          Managing Director, Lehman Brothers
                                                          (1992 - 1995); and Executive, The
                                                          World Bank (1979 - 1992)
------------------------------------------------------------------------------------------------------------------------------------
Diane Durnin (62)          Trustee since 2019.            Managing Director - Head of          None
Trustee                    Serves until a successor       Product Strategy and Development,
                           trustee is elected or earlier  BNY Mellon Investment Management
                           retirement or removal.         (2012-2018); Vice Chairman - The
                                                          Dreyfus Corporation (2005 - 2018):
                                                          Executive Vice President Head of
                                                          Product, BNY Mellon Investment
                                                          Management (2007-2012); Executive
                                                          Director- Product Strategy, Mellon
                                                          Asset Management (2005-2007);
                                                          Executive Vice President Head of
                                                          Products, Marketing and Client
                                                          Service, Dreyfus Corporation
                                                          (2000-2005); and Senior Vice
                                                          President Strategic Product and
                                                          Business Development, Dreyfus
                                                          Corporation (1994-2000)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (74)  Trustee since 2008.            William Joseph Maier Professor of    Trustee, Mellon Institutional
Trustee                    Serves until a successor       Political Economy, Harvard           Funds Investment Trust and Mellon
                           trustee is elected or earlier  University (1972 - present)          Institutional Funds Master
                           retirement or removal.                                              Portfolio (oversaw 17 portfolios
                                                                                               in fund complex) (1989 - 2008)
------------------------------------------------------------------------------------------------------------------------------------

46 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and Position     Term of Office and                                                  Other Directorships
Held With the Fund         Length of Service              Principal Occupation                 Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (72)  Trustee since 2005.            Founding Director, Vice-President    None
Trustee                    Serves until a successor       and Corporate Secretary, The
                           trustee is elected or earlier  Winthrop Group, Inc. (consulting
                           retirement or removal.         firm) (1982 - present); Desautels
                                                          Faculty of Management,
                                                          McGill University (1999 - 2017);
                                                          and Manager of Research Operations
                                                          and Organizational Learning, Xerox
                                                          PARC, Xerox's advance research
                                                          center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Lorraine H. Monchak (62)   Trustee since 2017.            Chief Investment Officer, 1199       None
Trustee                    (Advisory Trustee from         SEIU Funds (healthcare workers
                           2014 - 2017) Serves            union pension funds) (2001 -
                           until a successor trustee      present); Vice President -
                           is elected or earlier          International Investments Group,
                           retirement or removal.         American International Group, Inc.
                                                          (insurance company) (1993 - 2001);
                                                          Vice President - Corporate Finance
                                                          and Treasury Group, Citibank, N.A.
                                                          (1980 - 1986 and 1990 - 1993);
                                                          Vice President - Asset/Liability
                                                          Management Group, Federal Farm
                                                          Funding Corporation (government-
                                                          sponsored issuer of debt
                                                          securities) (1988 - 1990);
                                                          Mortgage Strategies Group,
                                                          Shearson Lehman Hutton, Inc.
                                                          (investment bank) (1987 - 1988);
                                                          and Mortgage Strategies Group,
                                                          Drexel Burnham Lambert, Ltd.
                                                          (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (71)   Trustee since 2005.            President and Chief Executive        Director of New America High
Trustee                    Serves until a successor       Officer, Metric Financial Inc.       Income Fund, Inc. (closed-end
                           trustee is elected or earlier  (formerly known as Newbury Piret     investment company) (2004 -
                           retirement or removal.         Company) (investment banking firm)   present); and Member, Board of
                                                          (1981 - present)                     Governors, Investment Company
                                                                                               Institute (2000 - 2006)

------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (72)     Trustee since 2014.            Consultant (investment company       None
Trustee                    Serves until a successor       services) (2012 - present);
                           trustee is elected or earlier  Executive Vice President, BNY
                           retirement or removal.         Mellon (financial and investment
                                                          company services) (1969 - 2012);
                                                          Director, BNY International
                                                          Financing Corp. (financial
                                                          services) (2002 - 2012); Director,
                                                          Mellon Overseas Investment Corp.
                                                          (financial services) (2009 - 2012);
                                                          Director, Financial Models
                                                          (technology) (2005-2007); Director,
                                                          BNY Hamilton Funds, Ireland
                                                          (offshore investment companies)
                                                          (2004-2007); Chairman/Director,
                                                          AIB/BNY Securities Services, Ltd.,
                                                          Ireland (financial services)
                                                          (1999-2006); and Chairman, BNY
                                                          Alternative Investment Services,
                                                          Inc. (financial services) (2005-2007)
------------------------------------------------------------------------------------------------------------------------------------

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 47

Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Name, Age and Position     Term of Office and                                                  Other Directorships
Held With the Fund         Length of Service              Principal Occupation                 Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (57)*        Trustee since 2017.            Director, CEO and President of       None
Trustee, President and     Serves until a successor       Amundi Pioneer Asset Management
Chief Executive Officer    trustee is elected or earlier  USA, Inc. (since September 2014);
                           retirement or removal          Director, CEO and President of
                                                          Amundi Pioneer Asset Management,
                                                          Inc. (since September 2014);
                                                          Director, CEO and President of
                                                          Amundi Pioneer Distributor, Inc.
                                                          (since September 2014); Director,
                                                          CEO and President of Amundi
                                                          Pioneer Institutional Asset
                                                          Management, Inc. (since September
                                                          2014); Chair, Amundi Pioneer Asset
                                                          Management USA, Inc., Amundi
                                                          Pioneer Distributor, Inc. and
                                                          Amundi Pioneer Institutional Asset
                                                          Management, Inc. (September 2014 -
                                                          2018); Managing Director, Morgan
                                                          Stanley Investment Management
                                                          (2010 - 2013); Director of
                                                          Institutional Business, CEO of
                                                          International, Eaton Vance
                                                          Management (2005 - 2010); and
                                                          Director of Amundi USA, Inc.
                                                          (since 2017)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (61)*    Trustee since 2014.            Director and Executive Vice          None
Trustee                    Serves until a successor       President (since 2008) and Chief
                           trustee is elected or earlier  Investment Officer, U.S. (since
                           retirement or removal          2010) of Amundi Pioneer Asset
                                                          Management USA, Inc.; Director and
                                                          Executive Vice President and Chief
                                                          Investment Officer, U.S. of Amundi
                                                          Pioneer (since 2008); Executive
                                                          Vice President and Chief Investment
                                                          Officer, U.S. of Amundi  Pioneer
                                                          Institutional Asset Management,
                                                          Inc. (since 2009); Portfolio
                                                          Manager of Amundi Pioneer (since
                                                          1999); and Director of Amundi USA,
                                                          Inc. (since 2017)
------------------------------------------------------------------------------------------------------------------------------------
 * Ms. Jones and Mr. Taubes are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

48 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Name, Age and Position         Term of Office and                                              Other Directorships
Held With the Fund             Length of Service          Principal Occupation                 Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (54)     Since 2005. Serves         Vice President and Associate         None
Secretary and Chief            at the discretion of       General Counsel of Amundi Pioneer
Legal Officer                  the Board                  since January 2008; Secretary and
                                                          Chief Legal Officer of all of the
                                                          Pioneer Funds since June 2010;
                                                          Assistant Secretary of all of the
                                                          Pioneer Funds from September 2003
                                                          to May 2010; and Vice President
                                                          and Senior Counsel of Amundi
                                                          Pioneer from July 2002 to
                                                          December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (58)         Since 2010. Serves         Fund Governance Director of Amundi   None
Assistant Secretary            at the discretion of       Pioneer since December 2006 and
                               the Board                  Assistant Secretary of all the
                                                          Pioneer Funds since June 2010;
                                                          Manager - Fund Governance of
                                                          Amundi Pioneer from December 2003
                                                          to November 2006; and Senior
                                                          Paralegal of Amundi Pioneer from
                                                          January 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (56)              Since 2010. Serves         Senior Counsel of Amundi Pioneer     None
Assistant Secretary            at the discretion of       since May 2013 and Assistant
                               the Board                  Secretary of all the Pioneer Funds
                                                          since June 2010; and Counsel of
                                                          Amundi Pioneer from June 2007
                                                          to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (59)           Since 2008. Serves         Vice President - Fund Treasury of    None
Treasurer and Chief Financial  at the discretion of       Amundi Pioneer; Treasurer of all
and Accounting Officer         the Board                  of the Pioneer Funds since March
                                                          2008; Deputy Treasurer of Amundi
                                                          Pioneer from March 2004 to February
                                                          2008; and Assistant Treasurer of
                                                          all of the Pioneer Funds from
                                                          March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (54)          Since 2005. Serves         Director - Fund Treasury of Amundi   None
Assistant Treasurer            at the discretion of       Pioneer; and Assistant Treasurer
                               the Board                  of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 49

Fund Officers (continued)
------------------------------------------------------------------------------------------------------------------------------------
Name, Age and Position     Term of Office and                                                  Other Directorships
Held With the Fund         Length of Service              Principal Occupation                 Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (61)         Since 2005. Serves             Senior Manager - Fund Treasury of    None
Assistant Treasurer        at the discretion of           Amundi Pioneer; and Assistant
                           the Board                      Treasurer of all of the
                                                          Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (39)      Since 2009. Serves             Senior Manager - Fund Treasury of    None
Assistant Treasurer        at the discretion of           Amundi Pioneer since November 2008;
                           the Board                      Assistant Treasurer of all of the
                                                          Pioneer Funds since January 2009;
                                                          and Client Service Manager -
                                                          Institutional Investor Services at
                                                          State Street Bank from March 2003
                                                          to March 2007
------------------------------------------------------------------------------------------------------------------------------------
John Malone (48)           Since 2018. Serves             Managing Director, Chief             None
Chief Compliance Officer   at the discretion of           Compliance Officer of Amundi
                           the Board                      Pioneer Asset Management; Amundi
                                                          Pioneer Institutional Asset
                                                          Management, Inc.; and the Pioneer
                                                          Funds since September 2018; and
                                                          Chief Compliance Officer of Amundi
                                                          Pioneer Distributor, Inc. since
                                                          January 2014.
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (48)       Since 2006. Serves             Vice President - Amundi Pioneer      None
Anti-Money Laundering      at the discretion of           Asset Management; and Anti-Money
Officer                    the Board                      Laundering Officer of all the
                                                          Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

50 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

                          This page is for your notes.

                 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19 51

                          This page is for your notes.

52 Pioneer Solutions -- Balanced Fund | Annual Report | 7/31/19

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 219427
Kansas City, MO 64121-9427

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com/us

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission's web site at https://www.sec.gov.

[LOGO]   Amundi Pioneer
         ==============
       ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com/us

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
[C] 2019 Amundi Pioneer Asset Management 19417-13-0919


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. David R. Bock, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $20,000 payable to Ernst & Young LLP for the year ended
July 31, 2019 and $20,000
for the year ended July 31, 2018.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2019 or 2018.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Trust were $8,028
payable to Ernst & Young LLP for the year ended
July 31, 2019 and $8,028
for the year ended July 31, 2018.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2019 or 2018.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended July 31 2019 and 2018, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were $8,028 payable to Ernst & Young LLP for the year ended
July 31, 2019 and $8,028 for the year
ended July 31, 2018.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A


ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Pioneer Asset Allocation Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date October 9, 2019


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date October 9, 2019


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date October 9, 2019

* Print the name and title of each signing officer under his or her signature.